Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of impaired loans - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of impaired loans [Line Items]
Unpaid principal balance	¥ 95,115,830	¥ 190,987,592
Recorded investment, Impaired loans	102,563,398	200,004,129
Recorded investment, Impaired loans with related allowance for credit losses	24,034,263	115,866,912
Recorded investment, Impaired loans without related allowance for credit losses	78,529,135	84,137,217
Related allowance for credit losses	12,247,836	61,479,897
First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of impaired loans [Line Items]
Unpaid principal balance	32,981,329	102,914,225
Recorded investment, Impaired loans	37,320,404	108,751,090
Recorded investment, Impaired loans with related allowance for credit losses	8,776,965	64,871,825
Recorded investment, Impaired loans without related allowance for credit losses	28,543,440	43,879,265
Related allowance for credit losses	3,836,350	32,968,721
Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of impaired loans [Line Items]
Unpaid principal balance	62,134,501	88,073,367
Recorded investment, Impaired loans	65,242,994	91,253,039
Recorded investment, Impaired loans with related allowance for credit losses	15,257,298	50,995,087
Recorded investment, Impaired loans without related allowance for credit losses	49,985,695	40,257,952
Related allowance for credit losses	¥ 8,411,486	¥ 28,511,176